Morgan, Lewis & Bockius LLP                                    Morgan Lewis
1701 Market Street                                             Counselors at Law
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com




May 5, 2014


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund (File Nos.033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statements of Additional Information dated May 1, 2014 for the Trust's Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund, Citi Market Pilot 2040 Fund, Hamlin High Dividend Equity Fund, Harvest Funds China All Assets, Harvest Funds Intermediate Bond and Sarofim Equity Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 233, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-14-000296) on April 30, 2014.

Please do not hesitate to contact the undersigned at 215.963.4660 should you have any questions.

Very  truly  yours,

/s/ Christine Nassauer
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Christine Nassauer